Non-Controlling Interests (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Nov. 24, 2021 USD ($)	Nov. 24, 2021 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 24, 2021 CNY (¥)	Dec. 31, 2020
Non-Controlling Interests [Line Items]
Balance of non-controlling interest	$ 2,832,155									¥ 18,048,191
Investment subscription amount								$ 166,700	¥ 1,088,000,000.000
Percentage of converted debts								10.625%
Capital contribution						$ 44,600	¥ 300,000,000
Non-controlling interest percentage			4.12%	4.12%	4.12%
Non-controlling interests (in Dollars)			$ (4,141)	$ (3,971)	$ (3,816)
Tianqi Group [Member]
Non-Controlling Interests [Line Items]
Equity interest	25.00%									25.00%	4.76%
Tianjin Tianqi [Member]
Non-Controlling Interests [Line Items]
Equity interest											25.00%
Tianjin Tianqi [Member]
Non-Controlling Interests [Line Items]
Equity interest consideration amount	$ 21,969	¥ 140,000
Minimum [Member] | Tianqi Group [Member]
Non-Controlling Interests [Line Items]
Increase to equity interest percentage	75.00%	75.00%
Non-controlling interest percentage						4.12%	4.12%
Maximum [Member] | NWTN Zhejiang [Member]
Non-Controlling Interests [Line Items]
Non-controlling interest percentage						5.30%	5.30%
Maximum [Member] | Tianqi Group [Member]
Non-Controlling Interests [Line Items]
Increase to equity interest percentage	100.00%	100.00%
ICONIQ [Member]
Non-Controlling Interests [Line Items]
Aggregated holding interest percent								39.20%	39.20%
Tianjin Tuoda [Member]
Non-Controlling Interests [Line Items]
Aggregated holding interest percent						33.30%	33.30%